BORROWINGS - Additional Information (Details) $ in Millions, $ in Millions			6 Months Ended
	Feb. 22, 2024 USD ($)	Feb. 22, 2024 CAD ($)	Jun. 30, 2025 USD ($)	Jun. 05, 2025 USD ($)	May 16, 2025 CAD ($)	Mar. 16, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Nov. 29, 2024 USD ($)	May 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Commercial paper			$ 295
Corporate revolving credit facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity			$ 2,200
Line of credit facility, unused capacity, commitment fee percentage			0.0013
Subsidiary and corporate borrowings			$ 113				$ 300
Letter of credit outstanding amount			10				10
Line of credit amount drawn			$ 187
Corporate revolving credit facility | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			1.30%
Subordinated notes, maturing september 1, 2055
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings			$ 184			$ 250	0
Notional amount					$ 250
Subordinated notes, maturing september 1, 2055 | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings variable rate					0.027
Subordinated notes, maturing september 1, 2055 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			5.60%		5.60%
Subordinated notes maturing march
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings								$ 300
Notional amount								$ 300
Subordinated notes maturing march | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate								6.80%
Subordinated notes, maturing may 31, 2084
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings			$ 158	$ 158			158		$ 158
Subordinated notes, maturing may 31, 2084 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				7.30%					7.30%
Medium-term notes, public - canadian - maturing february 22, 2024
Disclosure of detailed information about borrowings [line items]
Repayments of debt	$ 531	$ 700
Medium-term notes, public - canadian - maturing february 22, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.315%	3.315%
Revolving credit facility with brookfield
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity			1,000
Subsidiary and corporate borrowings			$ 0				$ 0
Borrowing renewal term			1 year
Borrowings, adjustment to interest rate basis			1.90%
Subordinate notes
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 184